Summary of Goodwill by Reporting Unit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Hospitals	Dec. 31, 2012 Hospitals	Dec. 31, 2013 Nursing Centers	Dec. 31, 2012 Nursing Centers	Dec. 31, 2012 Skilled Nursing Rehabilitation Services	Dec. 31, 2012 Skilled Nursing Rehabilitation Services	Dec. 31, 2011 Skilled Nursing Rehabilitation Services	Dec. 31, 2013 Skilled Nursing Rehabilitation Services	Jun. 30, 2011 Skilled Nursing Rehabilitation Services	Dec. 31, 2013 Hospital Rehabilitation Services	Dec. 31, 2012 Hospital Rehabilitation Services	Dec. 31, 2013 Home Health	Dec. 31, 2013 Home Health	Dec. 31, 2012 Home Health	Dec. 31, 2013 Hospice	Dec. 31, 2012 Hospice
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,041,266	$ 1,084,655	$ 747,065	$ 745,411				$ 107,026			$ 153,900	$ 168,019	$ 167,753		$ 99,317	$ 49,254	$ 26,865	$ 15,211
Acquisitions	97,571	61,334	2,546									5,315			89,605	49,757	105	11,577
Dispositions (See Note 2)	(70,131)		(70,131)
Impairment charges	(76,082)	(107,899)					(107,900)	(107,899)	(46,000)					(76,100)	(76,082)
Other	(522)	3,176		1,654				873					266		(462)	306	(60)	77
Goodwill, ending balance	992,102	1,041,266	679,480	747,065					107,026		153,900	173,334	168,019	112,378	112,378	99,317	26,910	26,865
Accumulated impairment charges	$ (236,060)	$ (159,978)			$ (6,080)	$ (6,080)	$ (153,898)	$ (153,898)		$ (153,898)				$ (76,082)	$ (76,082)